SEGMENT INFORMATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 6,491,000	$ 1,515,000	$ 13,957,000	$ 16,440,000
First Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue			4,163	5,962
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue			$ 2,510	4,653
Third Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue				$ 1,581